Inventories - Schedule of Breakdown of Provision for Obsolescence (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025
Inventories [Abstract]
Raw material shrink reserves	$ 0.1	$ 0.1
Finished goods shrink reserves	0.8	1.0
Raw material obsolete inventory reserves	15.3	18.5
Finished goods obsolete inventory reserves	28.2	31.2
Provision for obsolescence	$ 44.4	$ 50.8